Pioneer High Yield Fund

A: TAHYX	C: PYICX	R: TYHRX	Y: TYHYX

Schedule of Investments  |  1/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 94.9%
	Senior Secured Floating Rate Loan Interests — 1.8% of Net Assets(a)*
	Airlines — 0.5%
2,010,000^	Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.00% (LIBOR + 800 bps), 3/31/22	$ 2,025,075
601,247(b)^	Grupo Aeromexico, SAB de CV, DIP Tranche 2 Term Loan, 0.00%, (15.50% PIK 0.00% Cash), 3/31/22	594,753
	Total Airlines	$2,619,828
	Auto Parts & Equipment — 0.2%
1,400,612	First Brands Group LLC, First Lien 2021 Term Loan, 6.00% (LIBOR + 500 bps), 3/30/27	$ 1,405,281
	Total Auto Parts & Equipment	$1,405,281
	Gambling (Non-Hotel) — 0.4%
2,525,665	Enterprise Development Authority, Term B Loan, 5.00% (LIBOR + 425 bps), 2/28/28	$ 2,533,032
	Total Gambling (Non-Hotel)	$2,533,032
	Human Resources — 0.3%
1,888,349	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	$ 1,819,425
	Total Human Resources	$1,819,425
	Medical-Hospitals — 0.1%
416,850	Surgery Center Holdings, Inc. 2021 Term Loan, 4.50% (LIBOR + 375 bps), 8/31/26	$ 416,980
	Total Medical-Hospitals	$416,980
	Metal Processors & Fabrication — 0.3%
1,785,525	Grinding Media Inc. (Molycop Ltd.), First Lien Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/12/28	$ 1,789,989
	Total Metal Processors & Fabrication	$1,789,989
	Total Senior Secured Floating Rate Loan Interests (Cost $10,351,823)	$10,584,535

1Pioneer High Yield Fund |  | 1/31/22

Shares		Value
	Common Stocks — 0.1% of Net Assets
	Oil, Gas & Consumable Fuels — 0.1%
23(c)	Amplify Energy Corp.	$ 86
6,967,063(c)^	Ascent CNR Corp.	209,012
	Total Oil, Gas & Consumable Fuels	$209,098
	Total Common Stocks (Cost $165,596)	$209,098

Principal Amount USD ($)
	Collateralized Mortgage Obligations—0.0%† of Net Assets
189,821	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25% , 11/25/32 (144A)	$ 126,388
	Total Collateralized Mortgage Obligations (Cost $185,683)	$126,388

	Commercial Mortgage-Backed Security—0.2% of Net Assets
900,000	Med Trust, Series 2021-MDLN, Class G, 5.442% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	$ 888,724
	Total Commercial Mortgage-Backed Security (Cost $900,000)	$888,724

	Convertible Corporate Bonds — 3.6% of Net Assets
	Airlines — 0.8%
1,437,000	Air Canada, 4.00%, 7/1/25	$ 2,009,644
2,986,000	Spirit Airlines, Inc., 1.00%, 5/15/26	2,621,877
	Total Airlines	$4,631,521
	Beverages — 0.3%
1,315,000	MGP Ingredients, Inc., 1.875%, 11/15/41 (144A)	$ 1,420,242
	Total Beverages	$1,420,242
	Biotechnology — 0.3%
730,000	Insmed, Inc., 0.75%, 6/1/28	$ 707,005
1,244,000	Insmed, Inc., 1.75%, 1/15/25	1,206,702
	Total Biotechnology	$1,913,707
	Commercial Services — 0.0%†
50	Macquarie Infrastructure Holdings LLC, 2.00%, 10/1/23	$ 50
	Total Commercial Services	$50
Pioneer High Yield Fund |  | 1/31/222

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Energy-Alternate Sources — 0.4%
2,600,000(d)	Enphase Energy, Inc., 3/1/28 (144A)	$ 2,372,801
	Total Energy-Alternate Sources	$2,372,801
	Entertainment — 0.5%
1,974,000(d)	DraftKings, Inc., 3/15/28 (144A)	$ 1,502,174
1,369,000	IMAX Corp., 0.50%, 4/1/26 (144A)	1,293,020
	Total Entertainment	$2,795,194
	Internet — 0.0%†
210,000	Perficient, Inc., 0.125%, 11/15/26 (144A)	$ 184,660
	Total Internet	$184,660
	Pharmaceuticals — 0.5%
2,035,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 1,717,379
2,122,000	Tricida, Inc., 3.50%, 5/15/27	1,129,352
	Total Pharmaceuticals	$2,846,731
	REITs — 0.2%
971,000	Summit Hotel Properties, Inc., 1.50%, 2/15/26	$ 988,864
	Total REITs	$988,864
	Software — 0.6%
1,100,000	Bentley Systems, Inc., 0.375%, 7/1/27 (144A)	$ 943,250
855,000	Jamf Holding Corp., 0.125%, 9/1/26 (144A)	831,371
1,450,000	Verint Systems, Inc., 0.25%, 4/15/26 (144A)	1,504,926
	Total Software	$3,279,547
	Total Convertible Corporate Bonds (Cost $22,156,027)	$20,433,317

	Corporate Bonds — 85.2% of Net Assets
	Advertising — 2.2%
300,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$ 308,250
2,400,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	2,487,000
1,430,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	1,483,625
3,915,000	Midas OpCo Holdings LLC, 5.625%, 8/15/29 (144A)	3,836,700
1,080,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	1,016,447
975,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	1,011,563
2,512,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	2,459,248
	Total Advertising	$12,602,833
3Pioneer High Yield Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Aerospace & Defense — 0.9%
1,545,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 1,571,142
3,410,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	3,443,179
	Total Aerospace & Defense	$5,014,321
	Airlines — 0.5%
450,000	Air Canada, 3.875%, 8/15/26 (144A)	$ 436,138
630,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	615,625
955,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	974,898
795,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	813,881
	Total Airlines	$2,840,542
	Auto Manufacturers — 2.8%
950,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	$ 920,313
1,480,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,481,658
1,900,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,878,055
730,000	Ford Motor Credit Co. LLC, 4.00%, 11/13/30	733,811
3,110,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	3,183,862
1,635,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	1,700,400
1,825,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	1,957,312
4,221,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	4,390,684
	Total Auto Manufacturers	$16,246,095
	Auto Parts & Equipment — 0.6%
3,198,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 3,269,955
	Total Auto Parts & Equipment	$3,269,955
	Banks — 0.5%
250,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	$ 232,200
1,896,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	1,898,370
736,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	736,125
	Total Banks	$2,866,695
	Biotechnology — 0.5%
3,040,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	$ 3,024,800
	Total Biotechnology	$3,024,800
	Building Materials — 2.7%
1,110,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 1,086,690
270,000	Builders FirstSource, Inc., 5.00%, 3/1/30 (144A)	276,503
2,670,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	2,613,930
Pioneer High Yield Fund |  | 1/31/224

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Building Materials — (continued)
3,035,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	$ 3,131,361
1,420,000	CP Atlas Buyer, Inc., 7.00%, 12/1/28 (144A)	1,350,874
1,217,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	1,220,043
275,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	272,987
1,406,000	Patrick Industries, Inc., 7.50%, 10/15/27 (144A)	1,476,300
1,260,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	1,206,261
130,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	132,681
2,918,000	Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27 (144A)	2,990,950
	Total Building Materials	$15,758,580
	Chemicals — 1.5%
1,040,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (144A)	$ 1,071,200
690,000	Olympus Water US Holding Corp., 6.25%, 10/1/29 (144A)	655,500
1,445,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	1,448,613
2,880,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	2,894,400
2,505,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	2,412,340
	Total Chemicals	$8,482,053
	Commercial Services — 5.3%
590,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	$ 559,264
1,410,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	1,447,880
1,025,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	981,438
1,924,000	APX Group, Inc., 5.75%, 7/15/29 (144A)	1,794,130
1,710,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	1,756,050
2,030,000	Brink's Co., 5.50%, 7/15/25 (144A)	2,104,054
3,855,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	3,691,162
295,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	287,802
3,008,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	3,161,408
1,155,000	HealthEquity, Inc., 4.50%, 10/1/29 (144A)	1,129,013
1,470,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	1,455,300
2,755,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	2,782,550
5Pioneer High Yield Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Commercial Services — (continued)
975,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	$ 1,005,225
1,870,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	1,938,068
4,165,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,148,611
2,279,000	Sotheby's, 7.375%, 10/15/27 (144A)	2,370,160
	Total Commercial Services	$30,612,115
	Computers — 1.2%
645,000	CA Magnum Holdings, 5.375%, 10/31/26 (144A)	$ 656,900
330,000	Diebold Nixdorf, Inc., 8.50%, 4/15/24	327,525
2,605,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	2,736,240
1,435,000	KBR, Inc., 4.75%, 9/30/28 (144A)	1,431,412
1,275,000	NCR Corp., 5.00%, 10/1/28 (144A)	1,266,789
635,000	NCR Corp., 5.25%, 10/1/30 (144A)	624,345
	Total Computers	$7,043,211
	Cosmetics/Personal Care — 0.6%
3,080,000	Edgewell Personal Care Co., 5.50%, 6/1/28 (144A)	$ 3,195,500
	Total Cosmetics/Personal Care	$3,195,500
	Diversified Financial Services — 3.8%
2,360,000	Alliance Data Systems Corp., 4.75%, 12/15/24 (144A)	$ 2,389,500
3,302,050(b)	Avation Capital SA, 8.25% (9.00% PIK 8.25% Cash), 10/31/26 (144A)	2,773,722
3,425,466(b)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK 6.50% Cash), 9/15/24 (144A)	3,214,115
3,538,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,608,760
1,965,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	1,799,744
2,885,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	2,724,825
5,505,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	5,471,419
	Total Diversified Financial Services	$21,982,085
	Electric — 2.3%
875,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$ 820,313
561,000	Calpine Corp., 5.25%, 6/1/26 (144A)	571,098
1,640,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	1,544,011
Pioneer High Yield Fund |  | 1/31/226

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
850,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	$ 806,438
940,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	918,850
915,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	845,245
1,315,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	1,219,662
2,675,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	2,501,125
205,107	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	217,413
1,075,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	1,037,375
2,852,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	2,909,900
	Total Electric	$13,391,430
	Electrical Components & Equipments — 0.6%
1,800,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 1,755,000
1,390,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	1,455,608
	Total Electrical Components & Equipments	$3,210,608
	Electronics — 0.7%
940,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 925,195
1,665,000	II-VI, Inc., 5.00%, 12/15/29 (144A)	1,661,753
795,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	747,046
615,000	TTM Technologies, Inc., 4.00%, 3/1/29 (144A)	586,318
	Total Electronics	$3,920,312
	Energy-Alternate Sources — 0.5%
475,000	Atlantica Sustainable Infrastructure Plc, 4.125%, 6/15/28 (144A)	$ 453,625
2,570,000	Renewable Energy Group, Inc., 5.875%, 6/1/28 (144A)	2,579,637
	Total Energy-Alternate Sources	$3,033,262
	Engineering & Construction — 1.6%
1,125,000	Arcosa, Inc., 4.375%, 4/15/29 (144A)	$ 1,094,062
5,175,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	5,287,453
1,564,000	Dycom Industries, Inc., 4.50%, 4/15/29 (144A)	1,531,672
1,450,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	1,410,125
	Total Engineering & Construction	$9,323,312
	Entertainment — 2.3%
990,000	Caesars Entertainment, Inc., 4.625%, 10/15/29 (144A)	$ 947,828
2,030,000	Lions Gate Capital Holdings LLC, 5.50%, 4/15/29 (144A)	2,017,556
3,110,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	3,168,468
7Pioneer High Yield Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Entertainment — (continued)
3,958,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	$ 4,131,163
3,230,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	3,138,591
	Total Entertainment	$13,403,606
	Environmental Control — 0.8%
875,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 815,211
2,505,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	2,386,012
1,337,000	Tervita Corp., 11.00%, 12/1/25 (144A)	1,549,249
	Total Environmental Control	$4,750,472
	Food — 1.3%
3,595,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$ 3,666,900
1,239,000	Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29 (144A)	1,187,891
885,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	862,875
1,835,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	1,802,888
	Total Food	$7,520,554
	Forest Products & Paper — 2.5%
1,318,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 1,314,705
1,535,000	Glatfelter Corp., 4.75%, 11/15/29 (144A)	1,549,860
4,605,000	Mercer International, Inc., 5.125%, 2/1/29	4,541,681
3,858,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	3,838,710
3,180,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	3,269,040
	Total Forest Products & Paper	$14,513,996
	Healthcare-Products — 0.6%
2,330,000	Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29 (144A)	$ 2,241,623
1,020,000	Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29 (144A)	991,950
	Total Healthcare-Products	$3,233,573
	Healthcare-Services — 2.3%
1,060,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 1,008,325
1,960,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	2,047,220
3,478,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	3,656,247
1,783,000	Tenet Healthcare Corp., 4.375%, 1/15/30 (144A)	1,718,204
1,165,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	1,170,825
Pioneer High Yield Fund |  | 1/31/228

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Healthcare-Services — (continued)
1,315,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	$ 1,321,575
2,287,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	2,332,740
	Total Healthcare-Services	$13,255,136
	Home Builders — 1.2%
3,790,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$ 3,865,800
1,525,000	KB Home, 4.00%, 6/15/31	1,502,125
1,865,000	M/I Homes, Inc., 3.95%, 2/15/30	1,771,750
	Total Home Builders	$7,139,675
	Household Products/Wares — 0.4%
870,000	Central Garden & Pet Co., 4.125%, 4/30/31 (144A)	$ 830,850
1,360,000	Spectrum Brands, Inc., 5.50%, 7/15/30 (144A)	1,417,800
	Total Household Products/Wares	$2,248,650
	Housewares — 0.4%
2,105,000	Scotts Miracle-Gro Co., 4.00%, 4/1/31 (144A)	$ 2,010,275
	Total Housewares	$2,010,275
	Internet — 0.4%
2,161,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	$ 2,470,995
	Total Internet	$2,470,995
	Iron & Steel — 1.9%
1,474,000	Carpenter Technology Corp., 6.375%, 7/15/28	$ 1,530,244
4,993,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	5,231,616
192,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	214,598
1,255,000	Commercial Metals Co., 4.375%, 3/15/32	1,247,640
2,985,000	TMS International Corp., 6.25%, 4/15/29 (144A)	2,880,525
	Total Iron & Steel	$11,104,623
	Leisure Time — 1.9%
365,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 372,300
EUR475,000	Carnival Corp., 7.625%, 3/1/26 (144A)	559,008
500,000	Carnival Corp., 10.50%, 2/1/26 (144A)	561,500
2,130,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	2,028,825
585,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	553,235
2,250,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	2,370,375
709,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	784,673
2,978,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	2,709,533
1,165,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	1,138,787
	Total Leisure Time	$11,078,236
9Pioneer High Yield Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Lodging — 0.5%
1,810,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 1,800,950
1,270,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	1,355,725
	Total Lodging	$3,156,675
	Media — 2.9%
1,140,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 1,082,715
2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28 (144A)	2,312,900
2,869,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	2,940,869
200,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	179,500
2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	2,005,000
2,672,000	CSC Holdings LLC, 7.50%, 4/1/28 (144A)	2,763,516
1,754,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	451,655
3,331,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	3,114,485
2,165,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	2,087,233
	Total Media	$16,937,873
	Metal Fabricate/Hardware — 0.0%†
130,000	Roller Bearing Co. of America, Inc., 4.375%, 10/15/29 (144A)	$ 128,684
	Total Metal Fabricate/Hardware	$128,684
	Mining — 2.0%
1,856,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 1,770,160
3,843,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	3,842,731
625,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	645,312
1,680,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	1,785,000
330,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	331,230
2,238,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	2,100,587
900,000	Novelis Corp., 3.875%, 8/15/31 (144A)	846,000
	Total Mining	$11,321,020
	Miscellaneous Manufacturing — 0.2%
1,095,000	Hillenbrand, Inc., 3.75%, 3/1/31	$ 1,048,463
	Total Miscellaneous Manufacturing	$1,048,463
	Oil & Gas — 10.4%
2,066,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 2,175,767
Pioneer High Yield Fund |  | 1/31/2210

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
1,770,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	$ 1,708,050
5,445,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	5,826,150
1,485,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	1,592,663
5,055,000	Energean Plc, 6.50%, 4/30/27 (144A)	4,884,394
3,360,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	3,334,800
2,558,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	2,532,420
1,365,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	1,330,875
2,535,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	2,582,810
1,245,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,291,688
470,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	480,523
1,739,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	1,630,313
3,259,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	3,299,737
3,320,000	Occidental Petroleum Corp., 4.40%, 4/15/46	3,174,982
665,000	Occidental Petroleum Corp., 5.50%, 12/1/25	705,670
2,790,000	Parkland Corp., 4.625%, 5/1/30 (144A)	2,678,400
608,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	609,034
1,755,000	Range Resources Corp., 4.75%, 2/15/30 (144A)	1,752,876
1,628,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,265,851
1,635,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	1,671,788
2,988,000	Southwestern Energy Co., 5.375%, 3/15/30	3,061,804
3,226,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	3,208,192
1,885,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30 (144A)	1,851,032
3,335,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	3,418,375
1,666,318	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	1,607,996
2,240,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	2,262,400
	Total Oil & Gas	$59,938,590
	Oil & Gas Services — 0.3%
1,448,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	$ 1,444,380
	Total Oil & Gas Services	$1,444,380
	Packaging & Containers — 2.3%
4,592,000	Greif, Inc., 6.50%, 3/1/27 (144A)	$ 4,753,179
1,805,000	Intertape Polymer Group, Inc., 4.375%, 6/15/29 (144A)	1,782,437
3,835,000	OI European Group BV, 4.75%, 2/15/30 (144A)	3,724,955
2,955,000	TriMas Corp., 4.125%, 4/15/29 (144A)	2,895,900
	Total Packaging & Containers	$13,156,471
11Pioneer High Yield Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Pharmaceuticals — 2.7%
1,420,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 1,384,784
2,087,000	Bausch Health Americas, Inc., 8.50%, 1/31/27 (144A)	2,110,479
1,259,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 7/31/27 (144A)	1,243,514
1,800,000	Jazz Securities, DAC, 4.375%, 1/15/29 (144A)	1,787,184
1,700,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	1,649,000
2,749,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	2,768,793
2,937,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	2,878,260
778,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	754,816
778,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	747,852
	Total Pharmaceuticals	$15,324,682
	Pipelines — 4.5%
2,282,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 2,274,310
3,400,000	DCP Midstream Operating LP, 5.60%, 4/1/44	3,938,968
2,606,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	2,616,450
1,215,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,232,617
3,520,000(e)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	3,579,400
68,000	EnLink Midstream LLC, 5.375%, 6/1/29	68,626
1,375,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	1,371,208
685,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	587,045
1,313,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	1,188,265
1,295,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	1,304,324
2,195,000	Golar LNG, Ltd., 7.00%, 10/20/25 (144A)	2,118,175
4,126,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	4,291,948
500,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33 (144A)	495,000
875,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31 (144A)	880,679
	Total Pipelines	$25,947,015
Pioneer High Yield Fund |  | 1/31/2212

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Real Estate — 0.9%
2,470,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 2,426,775
3,140,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 4/15/30 (144A)	3,015,091
	Total Real Estate	$5,441,866
	REITs — 2.4%
2,725,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	$ 2,622,813
2,837,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	2,845,468
3,190,000	iStar, Inc., 4.75%, 10/1/24	3,229,875
611,000	Starwood Property Trust, Inc., 3.75%, 12/31/24 (144A)	610,236
2,890,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	2,633,021
2,090,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	1,977,119
	Total REITs	$13,918,532
	Retail — 3.6%
2,660,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 2,626,830
835,000	At Home Group, Inc., 7.125%, 7/15/29 (144A)	782,813
905,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	975,318
1,845,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	1,759,392
650,000	Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/29 (144A)	643,500
845,000	Gap, Inc., 3.625%, 10/1/29 (144A)	786,019
465,000	Gap, Inc., 3.875%, 10/1/31 (144A)	430,948
1,490,000	Group 1 Automotive, Inc., 4.00%, 8/15/28 (144A)	1,430,400
275,000	GYP Holdings III Corp., 4.625%, 5/1/29 (144A)	267,094
865,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	836,256
3,775,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,635,816
995,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	1,012,840
2,866,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	2,882,881
675,000	SRS Distribution, Inc., 4.625%, 7/1/28 (144A)	652,431
450,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	441,000
1,834,000	Staples, Inc., 7.50%, 4/15/26 (144A)	1,808,782
	Total Retail	$20,972,320
	Semiconductors — 0.4%
2,345,000	Entegris, Inc., 3.625%, 5/1/29 (144A)	$ 2,245,900
	Total Semiconductors	$2,245,900
13Pioneer High Yield Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Software — 0.8%
4,360,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 4,344,740
	Total Software	$4,344,740
	Telecommunications — 4.3%
4,507,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 4,113,314
465,000	Altice France SA, 5.125%, 1/15/29 (144A)	432,450
2,180,000	Altice France SA, 5.125%, 7/15/29 (144A)	2,018,462
1,510,000	CommScope Technologies LLC, 5.00%, 3/15/27 (144A)	1,344,700
2,210,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	2,117,025
1,081,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	1,057,629
40,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	36,500
3,168,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	3,152,477
2,492,000	LogMeIn, Inc., 5.50%, 9/1/27 (144A)	2,423,470
800,000	Lumen Technologies, Inc., 4.00%, 2/15/27 (144A)	770,000
3,270,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	2,996,563
2,120,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	1,923,900
2,685,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,707,688
	Total Telecommunications	$25,094,178
	Transportation — 2.0%
2,891,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 2,822,440
2,009,000	Danaos Corp., 8.50%, 3/1/28 (144A)	2,189,810
2,600,000	Seaspan Corp., 6.50%, 4/29/26 (144A)	2,763,540
3,590,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	3,962,462
	Total Transportation	$11,738,252
	Trucking & Leasing — 0.2%
1,205,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 1,319,475
	Total Trucking & Leasing	$1,319,475
	Total Corporate Bonds (Cost $493,206,038)	$492,026,616

Pioneer High Yield Fund |  | 1/31/2214

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Shares		Value
	Convertible Preferred Stock — 0.4% of Net Assets
	Banks — 0.4%
1,561(e)	Wells Fargo & Co., 7.50%	$ 2,223,036
	Total Banks	$2,223,036
	Total Convertible Preferred Stock (Cost $1,767,832)	$2,223,036

	Rights/Warrants — 0.0%† of Net Assets
	Health Care Providers & Services — 0.0%†
2,136(c)(g)	Option Care Health, Inc.,6/30/25	$ 4,827
2,136(c)(h)	Option Care Health, Inc.,6/30/25	3,888
	Total Health Care Providers & Services	$8,715
	Metals & Mining — 0.0%†
4,728,525(i)	ANR, Inc.,3/31/23	$ 28,371
	Total Metals & Mining	$28,371
	Oil, Gas & Consumable Fuels — 0.0%†
921(c)(j)	Alpha Metallurgical Resources, Inc.,7/25/23	$ 23,301
	Total Oil, Gas & Consumable Fuels	$23,301
	Real Estate Management & Development — 0.0%†
21(c)(k)+^	Fujian Thai Hot Investment Co., Ltd.,10/13/27	$ 23,513
	Total Real Estate Management & Development	$23,513
	Total Rights/Warrants (Cost $598,118)	$83,900

Principal Amount USD ($)

	Insurance-Linked Securities — 0.3% of Net Assets#
	Event Linked Bonds — 0.0%†
	Multiperil – U.S. — 0.0%†
750,000(a)	Caelus Re V, 0.486%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 66
450,000(a)	Caelus Re V, 0.486%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	45
		$111
	Total Event Linked Bonds	$111
15Pioneer High Yield Fund |  | 1/31/22

Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.2%
	Multiperil – Worldwide — 0.1%
1,000,000(c)(l)+	Cypress Re 2017, 1/31/23	$ 100
555,123(c)(l)+	Dartmouth Re 2018, 1/31/23	117,186
39,000(d)(l)+	Limestone Re, 10/1/23 (144A)	5,051
333,342(c)(l)+	Oyster Bay Re 2018, 1/31/23	302,541
340,299(c)(l)+	Seminole Re 2018, 1/31/23	3,205
442,599(c)(l)+	Walton Health Re 2018, 6/15/22	35,233
		$463,316
	Windstorm – Florida — 0.1%
400,000(c)(l)+	Formby Re 2018, 2/28/23	$ 49,120
750,000(c)(l)+	Portrush Re 2017, 6/15/22	478,575
		$527,695
	Windstorm – U.S. Regional — 0.0%†
500,000(c)(l)+	Oakmont Re 2017, 4/30/23	$ 14,700
	Total Collateralized Reinsurance	$1,005,711
	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
1,400,000(c)(m)+	Harambee Re 2018, 12/31/22	$ 2,520
973,488(c)(m)+	Harambee Re 2019, 12/31/22	1,071
		$3,591
	Multiperil – Worldwide — 0.1%
8,504(m)+	Alturas Re 2019-2, 3/10/23	$ 11,974
1,000,000(c)(l)+	Bantry Re 2016, 3/31/23	80,600
500,000(c)(l)+	Bantry Re 2017, 3/31/23	29,220
400,000(c)(l)+	Bantry Re 2018, 12/31/22	4,560
400,000(c)(l)+	Bantry Re 2019, 12/31/22	13,585
2,152,482(c)(l)+	Berwick Re 2018-1, 12/31/22	166,387
1,067,182(c)(l)+	Berwick Re 2019-1, 12/31/22	127,528
15,000(d)(l)+	Eden Re II, 3/22/23 (144A)	4,486
7,850(d)(l)+	Eden Re II, 3/22/23 (144A)	30,174
37,500(d)(l)+	Eden Re II, 3/22/23 (144A)	11,857
400,000(c)(l)+	Gleneagles Re 2018, 12/31/22	47,320
800,000(c)(m)+	Lorenz Re 2018, 7/1/22	—
411,569(c)(m)+	Lorenz Re 2019, 6/30/22	13,499
900,000(c)(l)+	Merion Re 2018-2, 12/31/22	148,950
2,000,000(c)(l)+	Pangaea Re 2016-2, 11/30/22	3,567
500,000(c)(l)+	Pangaea Re 2018-1, 12/31/22	10,527
500,000(c)(l)+	Pangaea Re 2018-3, 7/1/22	10,372
409,624(c)(l)+	Pangaea Re 2019-1, 2/1/23	8,536
Pioneer High Yield Fund |  | 1/31/2216

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
367,657(c)(l)+	Pangaea Re 2019-3, 7/1/23	$ 13,225
600,000(c)(m)+	Thopas Re 2019, 12/31/22	—
450,000(l)+	Versutus Re 2018, 12/31/22	540
397,146(l)+	Versutus Re 2019-A, 12/31/22	238
52,853(l)+	Versutus Re 2019-B, 12/31/22	—
300,000(c)(m)+	Viribus Re 2018, 12/31/22	—
127,384(c)(m)+	Viribus Re 2019, 12/31/22	5,325
405,831(c)(l)+	Woburn Re 2018, 12/31/22	26,951
419,863(c)(l)+	Woburn Re 2019, 12/31/22	106,800
		$876,221
	Total Reinsurance Sidecars	$879,812
	Total Insurance-Linked Securities (Cost $4,034,856)	$1,885,634

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 3.1% of Net Assets
18,000,000(d)	U.S. Treasury Bills, 2/22/22	$ 17,999,695
	Total U.S. Government and Agency Obligations (Cost $17,999,580)	$17,999,695

Shares
	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
1,197,489	Dreyfus Government Cash Management, Institutional Shares, 0.03%(n)	$ 1,197,489
		$1,197,489
	TOTAL SHORT TERM INVESTMENTS (Cost $1,197,489)	$1,197,489
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 94.9% (Cost $552,563,042)	$547,658,432
	OTHER ASSETS AND LIABILITIES — 5.1%	$29,721,389
	net assets — 100.0%	$577,379,821
17Pioneer High Yield Fund |  | 1/31/22

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2022, the value of these securities amounted to $441,760,887, or 76.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2022.
(b)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(c)	Non-income producing security.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2022.
(g)	Option Care Health, Inc. warrants are exercisable into 2,136 shares.
(h)	Option Care Health, Inc. warrants are exercisable into 2,136 shares.
(i)	ANR, Inc., 3/31/23 rights are exercisable into 4,728,525 shares.
(j)	Alpha Metallurgical Resources, Inc. 7/25/23 warrants are exercisable into 921 shares.
(k)	Fujian Thai Hot Investment Co., Ltd. warrants are exercisable into 21 shares.
(l)	Issued as participation notes.
(m)	Issued as preference shares.
(n)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2022.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2022.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$8,504	$11,974
Bantry Re 2016	2/6/2019	80,600	80,600
Bantry Re 2017	2/6/2019	29,232	29,220
Pioneer High Yield Fund |  | 1/31/2218

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Bantry Re 2018	2/6/2019	$4,551	$4,560
Bantry Re 2019	2/1/2019	—	13,585
Berwick Re 2018-1	1/10/2018	314,406	166,387
Berwick Re 2019-1	12/31/2018	127,519	127,528
Caelus Re V	4/27/2017	750,000	66
Caelus Re V	5/4/2018	450,000	45
Cypress Re 2017	1/24/2017	3,361	100
Dartmouth Re 2018	1/18/2018	225,619	117,186
Eden Re II	12/15/2017	896	4,486
Eden Re II	1/22/2019	920	30,174
Eden Re II	1/23/2018	867	11,857
Formby Re 2018	7/9/2018	37,553	49,120
Gleneagles Re 2018	12/27/2017	32,109	47,320
Harambee Re 2018	12/19/2017	29,723	2,520
Harambee Re 2019	4/24/2019	—	1,071
Limestone Re	6/20/2018	287	5,051
Lorenz Re 2018	6/26/2018	152,775	—
Lorenz Re 2019	7/10/2019	129,442	13,499
Merion Re 2018-2	12/28/2017	37,037	148,950
Oakmont Re 2017	5/10/2017	—	14,700
Oyster Bay Re 2018	1/17/2018	297,524	302,541
Pangaea Re 2016-2	5/31/2016	—	3,567
Pangaea Re 2018-1	1/11/2018	71,503	10,527
Pangaea Re 2018-3	5/31/2018	120,430	10,372
Pangaea Re 2019-1	1/9/2019	4,301	8,536
Pangaea Re 2019-3	7/25/2019	11,030	13,225
Portrush Re 2017	6/12/2017	575,239	478,575
Seminole Re 2018	1/2/2018	—	3,205
Thopas Re 2019	12/21/2018	—	—
Versutus Re 2018	1/31/2018	—	540
Versutus Re 2019-A	1/28/2019	—	238
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	23,670	—
Viribus Re 2019	3/25/2019	—	5,325
Walton Health Re 2018	6/25/2018	282,705	35,233
Woburn Re 2018	3/20/2018	140,768	26,951
Woburn Re 2019	1/30/2019	92,285	106,800
Total Restricted Securities			$1,885,634
% of Net assets			0.3%
19Pioneer High Yield Fund |  | 1/31/22

SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
31,000,000	Markit CDX North America High Yield Series 37	Pay	5.00%	12/20/26	$373,761	$(2,685,500)	$(2,311,739)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$373,761	$(2,685,500)	$(2,311,739)
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
1,619,800	Markit CDX North America High Yield Series 33	Receive	5.00%	12/20/24	$(3,561)	$122,179	$118,618
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(3,561)	$122,179	$118,618
TOTAL SWAP CONTRACTS					$370,200	$(2,563,321)	$(2,193,121)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Pioneer High Yield Fund |  | 1/31/2220

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$10,584,535	$—	$10,584,535
Common Stocks
Oil, Gas & Consumable Fuels	86	209,012	—	209,098
Collateralized Mortgage Obligations	—	126,388	—	126,388
Commercial Mortgage-Backed Security	—	888,724	—	888,724
Convertible Corporate Bonds	—	20,433,317	—	20,433,317
Corporate Bonds	—	492,026,616	—	492,026,616
Convertible Preferred Stock	2,223,036	—	—	2,223,036
Rights/Warrants
Health Care Providers & Services	—	8,715	—	8,715
Real Estate Management & Development	—	—	23,513	23,513
All Other Rights/Warrants	51,672	—	—	51,672
Insurance-Linked Securities
Event Linked Bonds
Multiperil – U.S.	—	111	—	111
Collateralized Reinsurance
Multiperil – Worldwide	—	—	463,316	463,316
Windstorm – Florida	—	—	527,695	527,695
Windstorm – U.S. Regional	—	—	14,700	14,700
Reinsurance Sidecars
Multiperil – U.S.	—	—	3,591	3,591
Multiperil – Worldwide	—	—	876,221	876,221
U.S. Government and Agency Obligations	—	17,999,695	—	17,999,695
Open-End Fund	1,197,489	—	—	1,197,489
Total Investments in Securities	$3,472,283	$542,277,113	$1,909,036	$547,658,432
Other Financial Instruments
Swap contracts, at value	$—	$(2,193,121)	$—	$(2,193,121)
Total Other Financial Instruments	$—	$(2,193,121)	$—	$(2,193,121)
21Pioneer High Yield Fund |  | 1/31/22

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Warrants	Insurance- Linked Securities	Total
Balance as of 10/31/21	$—	$2,159,016	$2,159,016
Realized gain (loss)	—	(385,932)	(385,932)
Changed in unrealized appreciation (depreciation)	—	165,501	165,501
Accrued discounts/premiums	—	(49,657)	(49,657)
Purchases	—	—	—
Sales	—	(3,405)	(3,405)
Transfers in to Level 3*	23,513	—	23,513
Transfers out of Level 3*	—	—	—
Balance as of 1/31/22	$23,513	$1,885,523	$1,909,036
*	Transfers are calculated on the beginning of period value. During the three months ended January 31, 2022, securities with an aggregate market value of $23,513 transferred from Level 2 to Level 3, as there were significant observable inputs to determine their value. There were no other transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2022:	$(17,604)
Pioneer High Yield Fund |  | 1/31/2222